CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current liabilities of discontinued operations		$ 67,053
Non-current liabilities of discontinued operations		$ 727
Class A Ordinary Shares
Ordinary shares par value (in dollars per share)	$ 0.000125	$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares)	595,974,469	503,747,680
Ordinary shares issued (in shares)	599,465,862	507,239,098
Class B Ordinary Shares
Ordinary shares par value (in dollars per share)	$ 0.000125	$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000
Ordinary shares outstanding (in shares)	42,439,520	50,939,520
Ordinary shares issued (in shares)	42,439,520	50,939,520
Consolidated VIEs
Current liabilities of discontinued operations	$ 0	$ 47,545
Non-current liabilities of discontinued operations	$ 0	$ 727